Expense Example - MFG Core Infrastructure Fund	Oct. 23, 2026 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	1,022
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	$ 1,228